Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 10 – Commitments and Contingencies

Litigation

The Company may be party to legal proceedings in the ordinary course of business.  The Company believes that the nature of these proceedings (collection actions, etc.) are typical for a Company of our size and scope of operations. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. Below is an overview of a recently resolved legal proceeding, one pending legal proceeding, and one outstanding alleged claim.

On January 8, 2016, Acquisition Sub. #4 filed a civil action against Onyxx Group LLC in the Circuit Court of Hillsborough County, Florida. This civil action relates to an outstanding balance due from Onyxx Group LLC to Acquisition Sub. #4. In September 2016, the Company received a favorable judgment regarding this civil action in the amount of $95,000.

On March 22, 2016, Acquisition Sub. #4 filed a civil action against Encore Petroleum, LLC in the Superior Court of New Jersey Law Division, Hudson County. This civil action relates to an outstanding balance due from Encore Petroleum to Acquisition Sub. #4. This civil action is still pending.

The Company is also aware of one matter that involves an alleged claim against the Company, and it is at least reasonably possible that the claim will be pursued. The claim involves contracts with our former director and his related entities that provided services and was our landlord for the Company’s former processing facility in New Jersey. In this matter, the landlord of the Company’s formerly leased property claims back rent is due for property used by the Company outside of the scope of its lease agreement. During the quarter ended March 31, 2015, the former landlord denied the Company access to the New Jersey facility and prepared an eviction notice. The Company negotiated a payment in the amount of $250,000 to regain access to the facility, and reached an accord to negotiate with the landlord to resolve the outstanding issues by May 31, 2015. On December 28, 2015, the Company ultimately approved the termination of the lease agreements related to the New Jersey facility, thereby ceasing all operations at that particular facility. This termination was prompted by the former landlord’s demand for payment of approximately $2.3 million to maintain access to the facility. In September 2016, the Company reached an agreement with the landlord. The agreement required the Company to resolve certain environmental issues regarding the former processing facility and make certain payments to the landlord. The Company, the landlord and their related entities also agreed to a full and final settlement of existing and possible future claims between the parties. As of May 15, 2017, the Company believes it has addressed the environmental issues by removing and disposing of the waste from the facility and cleaning the storage tanks. Additionally, as of May 15, 2017, the Company has paid in full the agreed upon $335,000 payment to the landlord.

Environmental Matters

We are subject to federal, state, and local laws, regulations and ordinances relating to the protection of the environment, including those governing discharges to air and water, handling and disposal practices for solid and hazardous wastes, and occupational health and safety. It is management’s opinion that the Company is not currently exposed to significant environmental remediation liabilities or asset retirement obligations. However, if a release of hazardous substances occurs, or is found on one of our properties from prior activity, we may be subject to liability arising out of such conditions and the amount of such liability could be material.

The Company accrues for potential environmental liabilities in a manner consistent with accounting principles generally accepted in the United States; that is, when it is probable a liability has been incurred and the amount of the liability is reasonably estimable. The Company reviews the status of its environmental sites on a yearly basis and adjusts its reserves accordingly. Such potential liabilities accrued by the Company do not take into consideration possible recoveries of future insurance proceeds. The Company maintains insurance coverage for unintentional acts that result in environmental remediation liabilities up to $1 million per occurrence; $2 million in the aggregate, with an umbrella liability policy that doubles the coverage. These policies do, however, take into account the likely share other parties will bear at remediation sites. It would be difficult to estimate the Company’s ultimate level of liability due to the number of other parties that may be involved, the complexity of determining the relative liability among those parties, the uncertainty as to the nature and scope of the investigations and remediation to be conducted, the uncertainty in the application of law and risk assessment, the various choices and costs associated with diverse technologies that may be used in corrective actions at the sites, and the often quite lengthy periods over which eventual remediation may occur. Nevertheless, the Company does not currently believe that any claims, penalties or costs in connection with known environmental matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

The Company is aware of one environmental remediation issue related to our former leased property in New Jersey, which is currently subject to a remediation stemming from the sale of property by the previous owner in 2008 to the current landlord. To Management’s knowledge, the former landlord has engaged a licensed site remediation professional and had assumed responsibility for this remediation. In Management’s opinion the liability for this remediation is the responsibility of the former landlord. However, the former landlord has disputed this position and it is an open issue subject to negotiation. Currently, we have no knowledge as to the scope of the landlord’s former remediation obligation.

NOTE 13 – Commitments and Contingencies

Rental Agreements

During the years ended December 31, 2016 and 2015, the Company leased office and warehouse space on a monthly basis under written rental agreements. The terms of these agreements range from several months to five years.

For the years ended December 31, 2016 and 2015, rent expense was $291,867 and $645,477, respectively.

Future minimum lease payments due are as follows:

Year Ended December 31,
2017	$268,199
2018	230,028
2019	209,709
2020	210,396
2021	212,502
Thereafter	112,893
Total minimum lease payments	$1,243,727

Litigation

The Company may be party to legal proceedings in the ordinary course of business.  The Company believes that the nature of these proceedings (collection actions, etc.) are typical for a Company of our size and scope of operations. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. Below is an overview of a recently resolved legal proceeding, one pending legal proceeding, and one outstanding alleged claim.

On January 8, 2016, Acquisition Sub. #4 filed a civil action against Onyxx Group LLC in the Circuit Court of Hillsborough County, Florida. This civil action relates to an outstanding balance due from Onyxx Group LLC to Acquisition Sub. #4. In September 2016, the Company received a favorable judgment regarding this civil action in the amount of $95,000.

On March 22, 2016, Acquisition Sub. #4 filed a civil action against Encore Petroleum, LLC in the Superior Court of New Jersey Law Division, Hudson County. This civil action relates to an outstanding balance due from Encore Petroleum to Acquisition Sub. #4. This civil action is still pending.

The Company is also aware of one matter that involves an alleged claim against the Company, and it is at least reasonably possible that the claim will be pursued. The claim involves contracts with our former director and his related entities that provided services and was our landlord for the Company’s former processing facility in New Jersey. In this matter, the landlord of the Company’s formerly leased property claims back rent is due for property used by the Company outside of the scope of its lease agreement. During the quarter ended March 31, 2015, the former landlord denied the Company access to the New Jersey facility and prepared an eviction notice. The Company negotiated a payment in the amount of $250,000 to regain access to the facility, and reached an accord to negotiate with the landlord to resolve the outstanding issues by May 31, 2015. On December 28, 2015, the Company ultimately approved the termination of the lease agreements related to the New Jersey facility, thereby ceasing all operations at that particular facility. This termination was prompted by the former landlord’s demand for payment of approximately $2.3 million to maintain access to the facility. In September 2016, the Company reached an agreement with the landlord. The agreement required the Company to resolve certain environmental issues regarding the former processing facility and make certain payments to the landlord. The Company, the landlord and their related entities also agreed to a full and final settlement of existing and possible future claims between the parties. As of March 31, 2017, the Company believes it has addressed the environmental issues by removing and disposing of the waste from the facility and cleaning the storage tanks. Additionally, as of March 31, 2017, the Company has paid in full the agreed upon $335,000 payment to the landlord.

Environmental Matters

We are subject to federal, state, and local laws, regulations and ordinances relating to the protection of the environment, including those governing discharges to air and water, handling and disposal practices for solid and hazardous wastes, and occupational health and safety. It is management’s opinion that the Company is not currently exposed to significant environmental remediation liabilities or asset retirement obligations. However, if a release of hazardous substances occurs, or is found on one of our properties from prior activity, we may be subject to liability arising out of such conditions and the amount of such liability could be material.

The Company accrues for potential environmental liabilities in a manner consistent with accounting principles generally accepted in the United States; that is, when it is probable a liability has been incurred and the amount of the liability is reasonably estimable. The Company reviews the status of its environmental sites on a yearly basis and adjusts its reserves accordingly. Such potential liabilities accrued by the Company do not take into consideration possible recoveries of future insurance proceeds. The Company maintains insurance coverage for unintentional acts that result in environmental remediation liabilities up to $1 million per occurrence; $2 million in the aggregate, with an umbrella liability policy that doubles the coverage. These policies do, however, take into account the likely share other parties will bear at remediation sites. It would be difficult to estimate the Company’s ultimate level of liability due to the number of other parties that may be involved, the complexity of determining the relative liability among those parties, the uncertainty as to the nature and scope of the investigations and remediation to be conducted, the uncertainty in the application of law and risk assessment, the various choices and costs associated with diverse technologies that may be used in corrective actions at the sites, and the often quite lengthy periods over which eventual remediation may occur. Nevertheless, the Company does not currently believe that any claims, penalties or costs in connection with known environmental matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

The Company is aware of one environmental remediation issue related to our former leased property in New Jersey, which is currently subject to a remediation stemming from the sale of property by the previous owner in 2008 to the current landlord. To Management’s knowledge, the former landlord has engaged a licensed site remediation professional and had assumed responsibility for this remediation. In Management’s opinion the liability for this remediation is the responsibility of the former landlord. However, the former landlord has disputed this position and it is an open issue subject to negotiation. Currently, we have no knowledge as to the scope of the landlord’s former remediation obligation.